Other income and other net gains (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Continuing operations
Government subsidies (notes)	$ 151	$ 0	$ 108
Bank interest income	1,042	1,846	3,570
Dividend income	153	0	0
Net foreign exchange (loss)/gain	(837)	7	376
Sundry income	105	153	79
Other income and other net gain/(losses)	614	$ 2,006	4,133
Revenue from research talent hub program of innovation and technology fund	$ 151
Revenue from funding support of employee support scheme			72
Revenue from funding support of job creation scheme			$ 36